Notes Payable - Related Party	9 Months Ended
Sep. 30, 2014
Notes Payable - Related Party [Abstract]
NOTES PAYABLE - RELATED PARTY

3. NOTES PAYABLE - RELATED PARTY

On February 26, 2014, the Company borrowed $150,000 under a short term note agreement with a related party. Under the terms of this agreement, this note is due to be repaid within 6 months of funding and is non-interest bearing.  If the Company defaults on this agreement, the note shall bear interest at a rate of 18 percent per annum for the entire term of the note. In November 2014, the note agreement was amended to extend the due date to February 26, 2015, 12 months from the date of the note. As of September 30, 2014, $90,000 is due under this agreement.

During the three months ended September 30, 2014, the Company received advances totaling $76,000 and repaid advances totaling $155,000. During the nine months ended September 30, 2014, the Company received advances totaling $443,000 and repaid advances totaling $233,000.